Summary of Significant Accounting Policies - Schedule of Cost Method Investments (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Cost Method Investments [Line Items]
Total cost method investments	$ 903,518	$ 917,002
Zhongcang Warehouse Co., Ltd [Member]
Schedule of Cost Method Investments [Line Items]
Total cost method investments	486,179	493,435
Beijing Jiu Yu Ling Jing Technology Co., Ltd. [Member]
Schedule of Cost Method Investments [Line Items]
Total cost method investments	$ 417,339	$ 423,567